Equity-Accounted Investees	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Equity-Accounted Investees

20. Equity-accounted investees

Joint venture

In July 2022, Mynaric AG entered into a joint venture agreement with Isar Aerospace Technologies GmbH, REFLEX aerospace GmbH, and SES Astra Services Europe S.a.r.l. and established UNIO Enterprise GmbH ("UNIO"), Munich. The share capital amounted to €25,000 and the shareholding is 21.25% (2022: 25.0%) for each shareholder. The Group recognized UNIO as equity-accounted investee in the Group’s condensed consolidated statements of financial position.

Considering the share of the profit and loss of UNIO the carrying amount of the investment amounts to €0 as at December 31, 2023 (2022: €355).